Summary of significant accounting policies and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2017
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Six Months Ended
	June 30,
	2017	2016
Warrants	7,428,571	—
Stock options issued and outstanding	6,139,647	3,293,341
Unvested restricted stock units	222,000	170,000